Consolidated Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and due from banks	$ 43,429	$ 48,357
Federal funds sold and other short term investments	607,170	1,171,113
Total cash and cash equivalents	650,599	1,219,470
Securities available for sale	481,513	407,713
Held to maturity securities ($7,580 and $10,695 fair value at December 31, 2022 and 2021, respectively)	7,707	9,923
Federal Home Loan Bank stock	5,797	5,604
Loans, net of deferred net costs	4,733,201
Less: Allowance for credit loss on loans	46,032	44,267
Net loans	4,687,169
Loans, net of deferred net costs		4,438,779
Less: Allowance for credit loss on loans		44,267
Net loans		4,394,512
Bank premises and equipment, net	32,556	33,027
Operating lease right-of-use assets	44,727	48,090
Other assets	89,984	78,207
Total assets	6,000,052	6,196,546
Deposits:
Demand	838,147	794,878
Savings accounts	1,521,473	1,504,554
Interest-bearing checking	1,183,321	1,191,304
Money market deposit accounts	621,106	782,079
Time accounts	1,028,763	995,314
Total deposits	5,192,810	5,268,129
Short-term borrowings	122,700	244,686
Operating lease liabilities	48,980	52,720
Accrued expenses and other liabilities	35,575	29,883
Total liabilities	5,400,065	5,595,418
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY:
Capital stock: $1.00 par value; 30,000,000 shares authorized, 20,058,142 and 20,045,684 shares issued and 19,024,433 and 19,219,989 shares outstanding at December 31, 2022 and 2021, respectively	20,058	20,046
Surplus	257,078	256,661
Undivided profits	393,831	349,056
Accumulated other comprehensive (loss) income, net of tax	(27,194)	12,147
Treasury stock: 1,033,709 and 825,695 shares, at cost, at December 31, 2022 and 2021, respectively	(43,786)	(36,782)
Total shareholders' equity	599,987	601,128
Total liabilities and shareholders' equity	$ 6,000,052	$ 6,196,546